Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current tax
Current tax on profits for the year	$ 1,676	$ (43,193)	$ 3,121
Total current tax expense	1,676	(43,193)	3,121
Deferred income tax
Increase in deferred tax assets (note 12)	(103,660)	(419,460)	(921,463)
Decrease in deferred tax liabilities (note 12)	103,660	(274,734)	(262,675)
Total deferred tax (benefit)/expense		(694,194)	(1,184,138)
Income tax (benefit)/expense	$ 1,676	$ (737,387)	$ (1,181,017)